Property and Equipment and Project Development Costs (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment consists of the following
	Useful Life	September 30, 2020	December 31, 2019
Land		$278,556	$278,556
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	128,756,221	128,599,831
Equipment	5 to 10 years	1,313,488	1,313,488
Property and equipment, gross		161,426,476	161,270,086

Less: accumulated depreciation		(34,557,668)	(26,359,199)
Property and equipment, net		$126,868,808	$134,910,887

Project development costs		$122,011,617	$88,587,699